Income Tax - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 2,629	$ 1,583	$ 301
Deferred income tax liabilities, net	119,609	97,231	91,125
Current tax liabilities, current	740	1,964	357
Current tax liabilities, non-current	3,571	3,387
Amounts of deferred tax assets not recognised	$ 956	$ 0	$ 0
Date of initial maturity	2021
Date of expiration	2025
Tax year one [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	55.00%
Tax year two [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	30.00%
Tax year three [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	15.00%
Payment plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax liabilities, current	$ 513
Current tax liabilities, non-current	$ 3,551
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards expire	expire within 5 years.
Deferred income tax assets, net	$ 82,601